Document and Entity Information	Jan. 03, 2023
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001838615
Document Type	8-K/A
Document Period End Date	Jan. 03, 2023
Entity Registrant Name	Alvarium Tiedemann Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40103
Entity Tax Identification Number	92-1552220
Entity Address, Address Line One	520 Madison Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	396-5904
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A amends and restates in its entirety Item 4.01 of the Current Report on Form 8-K filed with the Securities and Exchange Commission on January 9, 2023, solely to clarify that the dismissal of Marcum LLP as the registrant’s independent registered public accounting firm and the engagement of KPMG LLP as the registrant’s independent registered public accounting firm shall take effect following the completion of the audit of the registrant’s financial statements for the year ended December 31, 2022.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	ALTI
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	ALTIW
Security Exchange Name	NASDAQ